                                                   Filed Pursuant to Rule 497(e)
                                                  Registration File No.: 2-82510

                                                            October 15, 2004
                                                                  Supplement

[MORGAN STANLEY LOGO]

                       SUPPLEMENT DATED OCTOBER 15, 2004
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                   MORGAN STANLEY VARIABLE INVESTMENT SERIES
                              CLASS X AND CLASS Y
                         THE EUROPEAN GROWTH PORTFOLIO
                               Dated May 1, 2004

Effective December 30, 2004, the name of the European Growth Portfolio is changed to the "European Equity Portfolio." All references to "European Growth
Portfolio" in the Statement of Additional Information are hereby replaced with
"European Equity Portfolio."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.